CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 5,489	$ 9,897,700	$ (9,988,885)	$ (85,696)
Beginning balance, shares at Dec. 31, 2020	54,887,876
Conversion of management fees	$ 214	96,286		96,500
Conversion of management fees payable, shares	2,144,444
Stock based compensation		158,389		158,389
Private placement	$ 1,436	740,939		742,375
Private placement, shares	14,358,700
Warrant liability		(754,726)		(754,726)
Common stock issued for mineral property	$ 4,500	5,845,500		5,850,000
Common stock issued for mineral property , shares	45,000,000
Common stock issued for debt and accrued interest	$ 347	72,473		72,820
Common stock issued for debt and accrued interest, shares	3,467,680
Net loss			(1,030,255)	(1,030,255)
Ending balance, value at Dec. 31, 2021	$ 11,986	16,056,561	(11,019,140)	5,049,407
Ending balance, shares at Dec. 31, 2021	119,858,700
Stock based compensation		197,116		197,116
Shares issued for services	$ 67	33,683		33,750
Shares issued for services, shares	675,000
Private placement	$ 1,506	922,484		923,990
Private placement, shares	15,057,700
Warrant liability		(592,191)		(592,191)
Common stock issued for mineral property	$ 50	34,950		35,000
Common stock issued for mineral property , shares	500,000
Net loss			(683,658)	(683,658)
Ending balance, value at Dec. 31, 2022	$ 13,609	$ 16,652,603	$ (11,702,798)	$ 4,963,414
Ending balance, shares at Dec. 31, 2022	136,091,400